Significant Accounting Policies - Impairment of Long-lived Assets (Details)	12 Months Ended
Dec. 31, 2025
Minimum
Impairment of Long-lived Assets:
Average historical period for estimating time charter equivalent rates	5 years
Maximum
Impairment of Long-lived Assets:
Average historical period for estimating time charter equivalent rates	15 years